ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE INCOME FUND
Unaudited		May 31, 2007
Portfolio of Investments †
(Amounts in $000s)	$ Par/Shares	Value

MUNICIPAL SECURITIES 99.2%
Alabama 1.2%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (1)	880	909
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,500	2,723
Health Care Auth. for Baptist Health, 5.00%, 11/15/14	3,400	3,524
Health Care Auth. for Baptist Health, 5.00%, 11/15/15	3,100	3,206
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,935	1,976
Houston County Healthcare Auth., 5.25%, 10/1/30 (2)	5,500	5,881
Phoenix City, PCR, IDRB, MeadWestvaco, 6.10%, 5/15/30	3,750	3,957
		22,176
Alaska 0.7%
Alaska HFC, Single Family, 4.70%, 12/1/22	10,000	10,131
Alaska HFC, Single Family, 5.30%, 12/1/17	2,025	2,033
Valdez Marine, Exxon Mobile, VRDN, 3.91%, 12/1/33	900	900
		13,064
Arizona 0.7%
Arizona School Fac. Board, 5.50%, 7/1/18
(Prerefunded 7/1/11) (1)	5,000	5,307
Maricopa County IDA, Catholic Healthcare West, 5.00%, 7/1/18	5,000	5,160
Scottsdale IDA, 5.80%, 12/1/31 (Prerefunded 12/1/11) (1)	2,000	2,167
		12,634
Arkansas 0.6%
Jefferson County, Entergy, 4.60%, 10/1/17	3,620	3,632
Little Rock Health Fac. Board, Baptist Health, 6.85%, 11/1/08	2,495	2,591
North Little Rock, 6.50%, 7/1/15 (3)	4,000	4,500
		10,723
California 11.8%
Anaheim PFA, California Electric, 5.00%, 10/1/34 (3)	3,340	3,461
California, 5.25%, 4/1/29 (Prerefunded 4/1/14) (1)	4,995	5,405
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (1)	520	548
California, GO, 5.00%, 8/1/26 (4)	10,000	10,393
California, GO, 5.00%, 2/1/33 (Prerefunded 2/1/14) (1)	5,000	5,329
California, GO, 5.25%, 4/1/29	5	5
California, GO, 5.25%, 4/1/34	5	5
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (1)	5,495	5,946
California, GO, 5.50%, 11/1/33	8,000	8,612
California, GO, 5.65%, 6/1/30	135	141
California Dept. of Veteran Affairs, 4.60%, 12/1/28	12,850	12,643
California Dept. of Water Resources, 5.375%, 5/1/21
(Prerefunded 5/1/12) (1)	2,000	2,158
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (1)	3,000	3,286
California EFA, Stanford Univ., 5.00%, 3/15/39	810	907
California Infrastructure & Economic Dev. Bank, J. Paul Getty
Trust, 3.90%, 4/1/33 (Tender 12/1/11)	10,000	10,037
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	14,810	15,541
California Public Works Board, Mental Health, 5.50%, 6/1/23	3,000	3,271
California Public Works Board, State Dept. Health Services
5.00%, 11/1/23	12,055	12,559
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	6,500	6,652
California Statewide CDA, Kaiser Permanente, 4.75%, 4/1/33	5,000	4,855
California Statewide CDA, Southern California Edison
4.25%, 11/1/33 (Tender 11/1/16) (5)	3,475	3,505
California Statewide CDA, Sutter Health, 5.625%, 8/15/42	3,850	4,097
California Tobacco Securitization Agency, Tobacco Ind.
STEP, 0.00%, 6/1/21	5,000	4,343
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,415	1,496
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	3,000	3,107
Foothill/Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (6)	5,000	3,667
Foothill/Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (6)	18,000	12,029
Golden State Tobacco Securitization Corp., Tobacco Ind.
5.00%, 6/1/12	4,000	4,128
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (1)	7,500	8,145
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (1)	8,500	9,287
Los Angeles Dept. of Water & Power, 5.00%, 7/1/23 (3)	5,000	5,215
Los Angeles Harbor, 7.60%, 10/1/18 (6)	3,010	3,603
Palm Springs Fin. Auth., Convention Center, 5.50%, 11/1/29 (3)	3,100	3,408
San Diego Unified School Dist., 5.50%, 7/1/25 (3)	4,745	5,469
San Francisco Public Utility Commission, 5.00%, 11/1/27 (7)	8,000	8,262
San Jose Airport, 5.00%, 3/1/28 (3)	3,500	3,634
Southern California Public Power Auth., 6.75%, 7/1/11	4,050	4,467
Union Elementary School Dist., Zero Coupon, GO, 9/1/12 (5)	2,945	2,403
Union Elementary School Dist., Zero Coupon, GO, 9/1/13 (5)	3,520	2,750
Univ. of California Regents, 5.125%, 5/15/15 (2)	1,900	2,023
Univ. of California Regents, 5.125%, 5/15/17 (2)	10,000	10,645
West Hollywood CDA, East Side Redev., 5.625%, 9/1/28	2,015	2,106
		219,543
Colorado 1.5%
Colorado HFA, 6.50%, 11/15/31 (Prerefunded 11/15/11) (1)	2,500	2,780
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	2,000	2,164
Denver Convention Center Hotal Auth., 5.25%, 12/1/22 (8)	7,020	7,537
Denver Convention Center Hotel Auth., 5.25%, 12/1/20 (8)	8,670	9,337
Denver Convention Center Hotel Auth., 5.25%, 12/1/21 (8)	5,000	5,376
		27,194
Connecticut 0.8%
Connecticut Special Tax Obligation, 7.125%, 6/1/10	7,350	7,844
Mohegan Tribe Indians, 6.00%, 1/1/16	2,250	2,368
Mohegan Tribe Indians, 6.25%, 1/1/31	4,750	5,028
		15,240
District of Columbia 3.9%
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(3)	1,330	1,363
District of Columbia, 5.25%, 6/1/27 (Prerefunded 6/1/08) (1)(3)	2,060	2,111
District of Columbia, 6.00%, 6/1/14 (3)(6)	2,305	2,593
District of Columbia, Ballpark, GO, 5.00%, 2/1/35 (5)	10,000	10,413
District of Columbia, GO, 5.00%, 6/1/17 (2)	7,125	7,550
District of Columbia, GO, 5.00%, 6/1/18 (2)	11,230	11,871
District of Columbia, GO, 5.125%, 6/1/17 (2)	12,720	13,414
District of Columbia, GO, 5.25%, 6/1/27 (3)	6,585	6,723
District of Columbia, GO, 6.00%, 6/1/14 (3)	4,400	4,928
District of Columbia, GO, 6.00%, 6/1/15 (3)	1,550	1,755
District of Columbia, GO, 6.00%, 6/1/17 (3)	4,250	4,891
District of Columbia, Tobacco Ind., 5.25%, 5/15/09	5,000	5,098
		72,710
Florida 3.5%
Collier County, Gas Tax, 5.00%, 6/1/24 (2)	8,220	8,578
Coral Gables HFA, Baptist Health, 5.25%, 8/15/24
(Prerefunded 8/15/14) (1)(7)	5,000	5,397
Dade County, Zero Coupon, 2/1/09 (3)	12,185	11,368
Florida Board of Ed., GO, VRDN, 3.83%, 6/1/22	2,345	2,345
Highlands County HFA, Adventist Health/Sunbelt
5.875%, 11/15/29	7,000	7,736
Highlands County HFA, Adventist Health/Sunbelt
6.00%, 11/15/31 (Prerefunded 11/15/11) (1)	2,750	3,000
Orange County HFA, Nemours Foundation, 5.00%, 1/1/35	6,345	6,555
Orange County HFA, Westminster Community Care
6.75%, 4/1/34	2,500	2,590
South Miami HFA, Baptist Health, 5.00%, 8/15/27	17,875	18,363
		65,932
Georgia 3.3%
Atlanta Airport, 5.25%, 1/1/33 (7)	5,000	5,303
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 5.75%, 1/1/29	3,500	3,724
Chatham County Hosp. Auth., Memorial Health Univ. Medical
Center, 6.125%, 1/1/24	4,000	4,260
Forsyth County School Dist., 5.75%, 2/1/18
(Prerefunded 2/1/10) (1)	2,800	2,986
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.80%, 1/1/08 (2)(6)	5,905	6,010
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/09 (2)(6)	6,310	6,607
Fulton-DeKalb Hosp. Auth., Grady Memorial Hosp.
6.85%, 1/1/10 (2)(6)	6,745	7,241
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/24 (Prerefunded 11/1/10) (1)	6,225	6,610
Gwinnett County School Dist., GO, 6.40%, 2/1/11	1,905	2,072
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20
(Prerefunded 1/1/13) (1)	85	92
Municipal Electric Auth. of Georgia, 5.50%, 1/1/20	2,915	3,136
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (5)	5,100	5,701
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (2)	6,500	8,734
		62,476
Hawaii 0.5%
Hawaii, GO, VRDN, 3.82%, 3/1/26 (7)	4,980	4,980
Hawaii Airports System, 5.75%, 7/1/21 (5)	4,000	4,229
		9,209
Idaho 0.1%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	2,600	2,929
		2,929
Illinois 6.1%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (1)(5)	5,000	5,462
Chicago, GO, 5.50%, 1/1/14 (7)	5,000	5,439
Chicago, GO, 5.50%, 1/1/18 (2)	3,880	4,279
Chicago Board of Ed., GO, VRDN, 3.95%, 3/1/36 (9)	500	500
Chicago Board of Ed., School Reform, GO
Zero Coupon, 12/1/19 (5)	6,200	3,594
Illinois, Sales Tax, 5.50%, 6/15/16	2,000	2,122
Illinois, Sales Tax, 6.125%, 6/15/16	2,000	2,128
Illinois EFA, Northwestern Univ., 5.25%, 11/1/32
(Prerefunded 11/1/14) (1)	4,000	4,321
Illinois Fin. Auth., Educational Advancement Fund/Univ. Center
5.00%, 5/1/30	5,000	5,041
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	12,750	13,729
Illinois HFA, Chicago Charter School Foundation
5.00%, 12/1/26	3,500	3,574
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (6)	3,300	3,447
Illinois HFA, Institute of Technology, 5.00%, 4/1/22	5,765	5,914
Illinois HFA, Institute of Technology, 5.00%, 4/1/23	3,250	3,329
Illinois HFA, Institute of Technology, 5.00%, 4/1/26	2,000	2,047
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	5,500	5,610
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	3,000	3,030
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	4,500	4,690
Illinois HFA, Palos Community Hosp., 5.00%, 5/15/32 (3)	11,500	11,948
Illinois HFA, Univ. of Chicago, VRDN, 3.93%, 8/15/26 (3)	2,700	2,700
Metropolitan Pier & Exposition Auth., McCormick
Zero Coupon, 6/15/18 (5)	14,160	8,782
Regional Transportation Auth., 6.70%, 11/1/21 (5)	5,000	6,091
Regional Transportation Auth., 7.75%, 6/1/19 (5)	5,350	6,860
		114,637
Indiana 0.7%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/19	3,000	3,048
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (1)	640	672
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (1)	3,360	3,528
Rockport Ind. Pollution Control, American Electric Power
4.15%, 7/1/25 (Tender 7/15/11) (2)	5,000	5,024
		12,272
Iowa 0.3%
Iowa Fin. Auth., Single Family, 5.70%, 1/1/27	1,760	1,773
Scott County, Ridgecrest Village, 7.25%, 11/15/26
(Prerefunded 11/15/10) (1)	4,000	4,434
		6,207
Kansas 1.2%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (3)	21,525	22,828
		22,828
Louisiana 1.6%
Calcasieu Parish, IDRB, PCR, Entergy, 5.45%, 7/1/10	1,750	1,760
Louisiana, Gas & Fuels Tax, 4.75%, 5/1/39 (7)	15,000	15,184
Louisiana PFA, Baton Rouge General Medical Center
5.25%, 7/1/33 (3)	10,000	10,525
Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25	2,500	2,654
		30,123
Maryland 2.0%
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	1,500	1,592
Gaithersburg, Asbury Obligation Group, 5.125%, 1/1/26	5,000	5,131
Gaithersburg, Asbury Obligation Group, 5.125%, 1/1/36	5,000	5,104
Maryland CDA, 3.90%, 9/1/16	3,500	3,454
Maryland CDA, 3.95%, 9/1/17	3,725	3,671
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/31	4,000	4,015
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	7,675	4,269
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35 (Prerefunded 4/1/13) (1)	2,535	2,816
Maryland HHEFA, Univ. of Maryland Medical System
7.00%, 7/1/22 (5)	1,500	1,915
Prince Georges County Hosp., Dimensions Health
5.30%, 7/1/24	5,685	4,944
		36,911
Massachusetts 4.9%
Massachusetts, 5.25%, 8/1/16 (Prerefunded 8/1/13) (1)	10,000	10,699
Massachusetts, 5.75%, 1/1/31 (Prerefunded 1/1/14) (1)(5)	6,000	6,599
Massachusetts, GO, 5.25%, 8/1/28	15,000	16,944
Massachusetts, GO, VRDN, 3.90%, 12/1/30	2,000	2,000
Massachusetts Bay Transportation Auth., 5.25%, 7/1/30
(Prerefunded 7/1/14) (1)	2,000	2,164
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/14	3,150	3,628
Massachusetts Bay Transportation Auth., GO, 7.00%, 3/1/21	6,200	7,560
Massachusetts HEFA, Harvard Univ., 6.00%, 7/1/35
(Prerefunded 7/1/10) (1)	3,500	3,750
Massachusetts HEFA, Harvard Univ., 6.25%, 4/1/20	5,000	6,081
Massachusetts HEFA, Massachusetts Institute of Technology
5.50%, 7/1/32	10,000	11,813
Massachusetts HEFA, Partners Healthcare System
5.75%, 7/1/32	4,400	4,711
Massachusetts Port Auth., 5.75%, 7/1/29
(Prerefunded 1/1/10) (1)	5,000	5,279
Massachusetts Water Pollution Abatement Trust
5.25%, 8/1/20	55	57
Massachusetts Water Pollution Abatement Trust
5.75%, 8/1/29 (Prerefunded 8/1/09) (1)	990	1,040
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 5.75%, 8/1/29	4,010	4,197
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/19	5,000	5,908
		92,430
Michigan 2.0%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (1)	2,000	2,176
Detroit Sewage Disposal, VRDN, 3.90%, 7/1/33 (7)	1,100	1,100
Dickinson County, PCR, Int'l. Paper, 4.80%, 11/1/18	2,000	2,012
Michigan Hosp. Fin. Auth., Ascension Health, 5.25%, 11/15/26	3,570	3,710
Michigan Hosp. Fin. Auth., Trinity Health, 5.00%, 8/15/25	10,000	10,256
Michigan Hosp. Fin. Auth., Trinity Health, 6.00%, 12/1/20	1,500	1,603
Michigan Hosp. Fin. Auth., Trinity Health, VRDN
3.90%, 11/1/18	3,700	3,700
Michigan Strategic Fund, IDRB, Detroit Edison, 5.45%, 9/1/29	5,000	5,193
Univ. of Michigan Regents, Univ. of Michigan Hosp.
VRDN, 3.95%, 12/1/37	7,400	7,400
		37,150
Minnesota 0.6%
Minneapolis-St. Paul Metropolitan Airport Commission
5.25%, 1/1/32 (5)	10,000	10,461
		10,461
Mississippi 0.5%
Mississippi Business Fin., PCR, System Energy Resources
5.90%, 5/1/22	7,000	7,071
Mississippi Home Corp., Single Family, 4.65%, 12/1/38	2,200	2,127
		9,198
Missouri 0.7%
Missouri Joint Municipal Electric Utility Commission, Plum Point
5.00%, 1/1/23 (3)	8,975	9,461
Missouri Joint Municipal Electric Utility Commission, Plum Point
5.00%, 1/1/27 (3)	4,000	4,199
Univ. of Missouri, VRDN, 3.87%, 11/1/30	200	200
		13,860
Montana 1.0%
Forsyth, PCR, IDRB, Northwestern Corp., 4.65%, 8/1/23 (2)	18,400	18,799
		18,799
Nebraska 0.2%
Omaha Public Power Dist., 6.20%, 2/1/17 (6)	3,000	3,417
		3,417
Nevada 2.6%
Clark County, Fuel Tax, 5.125%, 7/1/16 (2)	10,870	11,536
Clark County, GO, 4.75%, 11/1/35 (5)	5,450	5,533
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (3)	13,795	13,972
Clark County School Dist., GO, 7.00%, 6/1/11 (3)	3,500	3,893
Clark County, IDRB, PCR, Nevada Power, 5.30%, 10/1/11	2,000	2,000
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	5,000	5,225
Nevada, GO, 7.25%, 11/1/10 (6)	3,050	3,098
Truckee Meadows Water Auth., 5.50%, 7/1/19
(Prerefunded 7/1/11) (1)(7)	2,500	2,653
		47,910
New Hampshire 1.8%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (3)	14,500	15,494
New Hampshire HEFA, Covenant Health Systems
6.00%, 7/1/22	3,400	3,654
New Hampshire HEFA, Dartmouth-Hitchcock Obligation Group
5.50%, 8/1/27 (7)	7,930	8,445
New Hampshire HEFA, Wentworth-Douglas Hosp.
5.375%, 1/1/15 (3)	5,600	5,907
		33,500
New Jersey 1.9%
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	2,000	2,156
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	3,500	3,579
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (3)	5,000	5,319
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/18	5,000	5,382
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/26	2,000	2,025
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	3,000	2,688
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	3,000	2,684
New Jersey Transportation Trust Fund Auth., 5.50%, 12/15/21	7,165	8,070
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	4,650	4,546
		36,449
New Mexico 0.9%
Jicarilla Apache Nation, 5.50%, 9/1/23	3,890	4,160
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	3,725	3,897
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (7)	7,840	8,123
		16,180
New York 13.6%
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/13	10,000	10,709
Dormitory Auth. of the State of New York, City Univ.
5.75%, 7/1/18 (2)	5,000	5,602
Dormitory Auth. of the State of New York, City Univ.
6.00%, 7/1/14	10,000	10,813
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	2,000	2,030
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/30	7,000	7,321
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/15 (2)	3,600	3,859
Dormitory Auth. of the State of New York, State Univ.
5.25%, 5/15/19	3,325	3,584
Dormitory Auth. of the State of New York, State Univ. Ed. Fac.
5.75%, 5/15/19 (Prerefunded 5/15/10) (1)(5)	4,945	5,258
Metropolitan Transportation Auth., 5.00%, 11/15/30	6,500	6,763
Metropolitan Transportation Auth., 5.125%, 11/15/31	5,000	5,199
Metropolitan Transportation Auth., 5.25%, 11/15/31	2,945	3,090
Metropolitan Transportation Auth., 5.25%, 11/15/32	10,000	10,775
Metropolitan Transportation Auth., VRDN, 3.84%, 11/15/14	5,500	5,500
Metropolitan Transportation Auth., Commuter Fac.
5.75%, 7/1/21 (Prerefunded 1/1/08) (1)(3)	12,750	13,091
Nassau County Tobacco Settlement Corp., STEP, 0.00%, 6/1/26	2,500	2,298
New York City, 5.50%, 6/1/21 (Prerefunded 6/1/13) (1)	5,240	5,691
New York City, GO, 5.25%, 8/1/13	5,000	5,335
New York City, GO, 5.25%, 5/15/22	10,000	10,609
New York City, GO, 5.25%, 8/15/26	5,000	5,307
New York City, GO, 5.50%, 6/1/21	2,260	2,423
New York City, GO, 6.00%, 5/15/30 (Prerefunded 5/15/10) (1)	2,855	3,055
New York City, GO, 6.00%, 5/15/30	25	27
New York City, GO, VRDN, 3.86%, 4/1/36	800	800
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	4,800	5,066
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,065
New York City Municipal Water Fin. Auth., 5.50%, 6/15/33
(Prerefunded 6/15/10) (1)	9,000	9,518
New York City Municipal Water Fin. Auth., 6.00%, 6/15/33
(Prerefunded 6/15/10) (1)	2,220	2,379
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	510	543
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (1)	4,990	5,308
New York City Transitional Fin. Auth., 6.00%, 8/15/17
(Prerefunded 8/15/09) (1)	4,000	4,228
New York City Transitional Fin. Auth., STEP, 5.25%, 2/1/29	16,640	17,354
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	10,000	11,108
New York State Thruway Auth., 5.50%, 3/15/20
(Prerefunded 3/15/12) (1)	3,000	3,216
New York State Thruway Auth., Highway & Bridge
5.00%, 4/1/21 (2)	5,000	5,286
New York State Urban Dev. Corp., 5.50%, 7/1/26
(Prerefunded 7/1/08) (1)	5,950	6,064
New York State Urban Dev. Corp., 5.50%, 7/1/26	4,050	4,117
New York State Urban Dev. Corp., VRDN, 3.84%, 1/1/09	10,400	10,400
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (10)	3,000	3,023
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (2)	5,000	5,328
Triborough Bridge & Tunnel Auth., General Purpose
5.25%, 1/1/28 (Prerefunded 1/1/22) (1)	10,000	11,182
Triborough Bridge & Tunnel Auth., General Purpose
5.50%, 1/1/17 (6)	18,275	20,053
		254,377
North Carolina 2.4%
Charlotte-Mecklenberg Hosp. Auth., Charlotte/Carolina
Healthcare, VRDN, 3.90%, 1/15/26	100	100
North Carolina Eastern Municipal Power Agency
5.00%, 1/1/20 (2)	10,000	10,571
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	1,000	1,052
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	5,000	5,222
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/16	2,000	2,108
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	2,060	2,182
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	3,965	4,235
North Carolina Eastern Municipal Power Agency
7.50%, 1/1/10 (6)	4,650	5,024
North Carolina Eastern Municipal Power Agency, 7.50%, 1/1/10	4,330	4,639
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	5,335	5,699
North Carolina Municipal Power Agency #1, Catawba Electric
6.50%, 1/1/20	4,500	4,806
		45,638
Ohio 2.4%
Cuyahoga County Hosp., Cleveland Clinic Health System
6.00%, 1/1/32	7,600	8,285
Hamilton, Electric, 4.70%, 10/15/25 (7)	9,480	9,642
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19 (6)	3,310	3,541
Montgomery County Hosp., Catholic Health Initiatives
6.00%, 12/1/19	3,190	3,393
Ohio State Univ., 5.25%, 6/1/17	5,000	5,314
Ohio Water Dev. Auth., Firstenergy, 3.75%, 10/1/30	5,000	4,979
Ohio Water Dev. Auth., PCR, Dayton Power & Light
4.80%, 1/1/34 (5)	10,000	10,135
		45,289
Oklahoma 0.6%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	1,740	1,749
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	4,000	4,489
Tulsa County Home Fin. Auth., Single Family
6.90%, 8/1/10 (5)(6)	4,250	4,627
		10,865
Oregon 0.2%
Oregon Housing & Community Services Dept., Single Family
6.00%, 7/1/20	1,830	1,872
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22 (6)	1,255	1,339
Umatilla County Hosp. Fac. Auth., Catholic Health Initiatives
5.50%, 3/1/22	955	1,009
		4,220
Pennsylvania 2.0%
Allegheny County Hosp. Dev. Auth., West Penn Allegheny Health
System, 9.25%, 11/15/22	3,000	3,561
Chester County HEFA, Jefferson Health System
5.375%, 5/15/27	6,500	6,625
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/14) (1)	3,000	3,438
Montgomery County IDA, Acts Retirement Communities
5.00%, 11/15/11	1,640	1,690
Montgomery County IDA, Acts Retirement Communities
5.00%, 11/15/14	5,455	5,682
Pennsylvania Turnpike Commission, 5.25%, 12/1/32 (2)	7,500	8,037
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (1)(2)	3,500	3,748
Saint Mary Hosp. Auth., Catholic Health East
5.375%, 11/15/34 (Prerefunded 11/15/14) (1)	1,350	1,470
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	3,250	3,443
		37,694
Puerto Rico 1.9%
Puerto Rico Electric Power Auth., VR, 4.108%, 7/1/29 (7)	2,800	2,799
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/21	4,000	4,409
Puerto Rico Highway & Transportation Auth.
Zero Coupon, 7/1/20	12,205	6,731
Puerto Rico Public Fin. Corp., 5.75%, 8/1/27 (Tender 2/1/12)	20,000	21,248
		35,187
South Carolina 2.5%
Connector 2000 Assoc., Zero Coupon, 1/1/09	2,700	2,083
Connector 2000 Assoc., Zero Coupon, 1/1/10	3,400	2,814
Connector 2000 Assoc., Zero Coupon, 1/1/11	2,200	1,034
Connector 2000 Assoc., Zero Coupon, 1/1/29	20,500	3,748
Georgetown County, PCR, Int'l. Paper, 5.70%, 4/1/14	9,090	9,800
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (3)	15,330	15,882
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (5)(6)	500	574
Piedmont Municipal Power Agency, 6.50%, 1/1/14 (5)	3,000	3,421
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.625%, 11/15/30	4,000	4,204
South Carolina Public Service, TECP, 3.82%, 6/5/07	3,700	3,700
		47,260
South Dakota 0.3%
South Dakota HEFA, Sanford Health, 5.25%, 11/1/27	2,000	2,089
South Dakota HEFA, Sanford Health, 5.50%, 11/1/31	3,000	3,207
		5,296
Tennessee 2.1%
Chattanooga Health Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/07 (3)(6)	2,950	2,970
Chattanooga Health Ed. & Housing Fac. Board, Chattanooga
Memorial Hosp., 6.625%, 9/1/08 (3)(6)	3,150	3,262
Metropolitan Nashville & Davidson Counties, STEP
7.70%, 1/1/12 (5)	6,250	6,923
Shelby County Health, Ed. & Housing Board, Bonheur
5.50%, 8/15/12 (3)(6)	4,000	4,164
Tennessee Energy Acquisition Corp., Goldman Sachs Group
5.25%, 9/1/18	15,000	16,246
Tennessee Energy Acquisition Corp., Goldman Sachs Group
5.25%, 9/1/26	5,000	5,445
		39,010
Texas 5.4%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
System Obligation Group, 7.00%, 11/15/33	3,500	3,855
Austin, Water & Wastewater, 5.125%, 5/15/27 (7)	10,955	11,325
Austin Convention Enterprises, 5.00%, 1/1/34 (8)	7,200	7,500
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	4,000	4,183
Cypress-Fairbanks Independent School District
Zero Coupon, 2/15/19	6,140	3,654
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (1)	4,000	4,391
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.375%, 2/15/26 (Prerefunded 8/15/11) (1)	5,500	5,808
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.25%, 10/1/19	5,000	5,165
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
VRDN, 3.91%, 10/1/29 (3)	200	200
Harris County Hosp. Dist., 7.40%, 2/15/10 (2)(6)	150	157
Houston, GO, 5.50%, 3/1/18 (7)	2,750	2,895
Houston Higher Ed. Fin. Corp., Rice Univ., 4.50%, 11/15/37	3,055	2,971
Houston Higher Ed. Fin. Corp., Rice Univ., 5.375%, 11/15/29
(Prerefunded 11/15/09) (1)	11,450	11,973
Houston Independent School Dist., 5.00%, 7/15/20
(Prerefunded 7/15/11) (1)(7)	3,000	3,128
Houston Water & Sewer System, 5.75%, 12/1/18
(Prerefunded 12/1/12) (1)(2)	3,000	3,262
Lower Colorado River Auth., 6.00%, 5/15/12 (7)	6,095	6,397
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	2,850	3,049
Tarrant County Cultural Ed. Fac. Fin. Corp., Health Resources
5.00%, 2/15/24	12,615	12,966
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	4,000	4,219
Texas, GO, 5.00%, 4/1/28	3,000	3,126
		100,224
Utah 0.2%
Utah Transit Auth., VRDN, 3.92%, 6/15/36	3,000	3,000
		3,000
Virginia 2.1%
Fairfax County, COP, 6.10%, 4/15/32	10,000	11,062
Fairfax County Economic Dev. Auth., Goodwin House
5.125%, 10/1/37	4,500	4,570
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	8,550	9,171
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,109
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	2,500	2,664
Virginia HDA, Single Family, 4.50%, 10/1/32	4,645	4,535
Virginia Transportation Board, 5.25%, 5/15/20
(Prerefunded 5/15/11) (1)	4,620	4,855
		38,966
Washington 4.3%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (3)	10,100	6,262
Energy Northwest, 5.00%, 7/1/24	5,000	5,257
Energy Northwest, Public Power Supply, 5.25%, 7/1/16
(Prerefunded 7/1/07) (1)(7)	3,000	3,063
King County Public Hosp. Dist. #1, Valley Medical Center
5.75%, 9/1/20 (2)	10,950	12,396
Millwood Estates, Snohomish County Housing Auth.
5.50%, 6/1/29	3,750	3,781
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (1)(3)	6,000	6,294
Seattle, Municipal Light & Power, 5.00%, 8/1/22 (7)	9,470	9,898
Tacoma Solid Waste Utility, 5.50%, 12/1/17
(Prerefunded 12/1/07) (1)(2)	1,860	1,894
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (2)	10,220	10,400
Washington, GO, 5.70%, 10/1/15	14,000	15,325
Washington, Motor Vehicle Fuel Tax, 6.625%, 1/1/25
(Prerefunded 1/1/10) (1)	6,100	6,517
		81,087
West Virginia 0.9%
Mason County, PCR, Appalachian Power, 5.50%, 10/1/22	7,000	7,326
West Virginia Building Commission, Court Fees, GO
5.375%, 7/1/18 (2)	2,915	3,208
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (1)	5,000	5,476
		16,010
Wisconsin 0.7%
Wisconsin HEFA, 5.625%, 10/1/14 (Prerefunded 10/1/11) (1)	910	977
Wisconsin HEFA, 5.625%, 10/1/15 (Prerefunded 10/1/11) (1)	1,005	1,079
Wisconsin HEFA, 5.625%, 10/1/17 (Prerefunded 10/1/11) (1)	3,395	3,647
Wisconsin HEFA, United Health Group / Thedacare
5.50%, 12/15/16 (3)	6,540	6,723
		12,426
Total Municipal Securities (Cost $1,768,544)		1,852,711
COMMON STOCKS 0.0%
UAL (11)	-	17
Total Common Stocks (Cost $-)		17
CONVERTIBLE BONDS 0.1%
UAL, 5.00%, 1/25/21	1,125	1,229
Total Convertible Bonds (Cost $1,115)		1,229
OPTIONS PURCHASED 0.0%
Options on Futures 0.0%
U.S. Treasury Notes, Put, 6/16/07 @ $106 (11)	-	5
Total Options Purchased (Cost $108)		5
Total Investments in Securities
99.3% of Net Assets (Cost $1,769,767)		$1,853,962

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by MBIA Insurance Corp.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2007.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Escrowed to maturity
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by XL Capital Assurance Inc.
(9)	Insured by CIFG Assurance
(10)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$3,023 and represents 0.2% of net assets.
(11)	Non-income producing
CDA	Community Development Administration
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

Open Futures Contracts at May 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 150 U.S. Treasury ten year contracts,
$116 par of 5.00% California
pledged as initial margin	9/07	$15,956	$(4)
Net payments (receipts) of variation
margin to date			1
Variation margin receivable (payable)
on open futures contracts			$(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax Free Income Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax Free Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on [or until] a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $1,853,962,000. Net unrealized gain aggregated $86,475,000 at period-end, of which $91,403,000 related to appreciated investments and $4,928,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007